Contracts in Process (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of contracts in process
Unbilled contract receivables, gross	$ 2,667	$ 2,485
Unliquidated progress payments	(1,146)	(1,007)
Unbilled contract receivables, net	1,521	1,478
Inventoried contract costs, gross	909	882
Unliquidated progress payments	(79)	(96)
Inventoried contract costs, net	830	786
Total contracts in process	2,351	2,264
General & Administrative, Independent Research & Development and Bid and Proposal Costs
Amounts included in inventoried contract costs at beginning of the year	92	72	69
Add: IRAD and B&P costs incurred	327	321	305
Other G&A costs incurred	845	851	853
Total contract costs incurred	1,172	1,172	1,158
Less: Amounts charged to cost of sales	(1,178)	(1,152)	(1,155)
Amounts included in inventoried contract costs at end of the year	86	92	72
Selling, general and administrative expenses and research and development expenses
Selling, general and administrative expenses	298	279	248
Research and development expenses	73	68	59
Total	$ 371	$ 347	$ 307
Contracts In Process (Textual)
Percentage of unbilled contract receivables billed and collected within one year	92.00%
Percentage of incurred costs billed, minimum	75.00%
Percentage of incurred costs billed, maximum	80.00%